Schedule of post-tax loss on disposal of discontinued operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Expenses other than finance costs			(947)
Finance costs
Impairment
Loss from discontinued operations before tax			(947)
Taxation
Loss on disposal of discontinued operations
Loss for the year from discontinued operations after tax			£ (947)